Exhibit 99.29

Exception Detail

Run Date - 05/31/2023 3:14:24 PM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	4000007586	XXXX	7032892	320	XXXX	Credit	UW Assets		UW Assets - UW - Asset Other		Two business account balances of $XXXX	Documentation provided is sufficient.		Reviewer 12/23/2022 05:50 PM; The XXXX account statement ending XX-XX-XX reflects a withdrawal of $XXX,XXX. XXXXX the XXXX statement that reflects sufficient funds of $XXX,XXX to source the checks dated XX/XX/XX for the closing of both properties Reviewer 12/28/2022 04:43 PM; Documents received did not include the XXXX statements reflecting the source of X checks for $XXXX, $XXXX and $XX,XXX dated XX/XX/XX	12/30/2022			A	1	XXXX	XXXX	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000085198	XXXX	7069891	97	XXXX	Credit	Deed of Trust/Mortgage	Deed of Trust/Mortgage - All trustees did not sign individually and as trustee	Borrower (XXX) not sign the Security agreement individually nor as Trustee of the XXX.	XXX resigned as Trustee, leaving XXX as the sole Trustee of her Trust. Documentation provided	Client 12/22/2022 10:34 AM; Hi, documentation provided. Thanks.

 Reviewer 12/22/2022 11:07 AM; Hello, please upload what you rec'd back form counsel so we can review. Each trustee of the inter vivos revocable trust must sign the security instrument (and any necessary rider) Nadine Akers did not sign as Trustee. Nadine Akers is the qualifying Borrower and is a Trustee per trust docs.  thank you

 Reviewer 12/22/2022 11:33 AM;

														Reviewer 12/27/2022 09:13 AM; Same Mortgage/DOT that was in the file at the time of review was uploaded again. All trustees did not sign individually and as trustee COMMENT: Borrower (XXX) did not sign the Security agreement individually nor as Trustee of the XXXX Living Trust.	12/27/2022			A	1	XXXX	XXXX	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000085198	XXXX	7069892	861	XXXX	Credit	Note		Note - Other:		XXX Keeper signed the Note individually and as Trustee of the XXX but she is not a credit qualifying Borrower. "If the loan closes in the name of a Trust - Any non credit qualifying borrower(s) must sign as trustee(s) only." Provide corrected Note with XXX Keeper signing as Trustee only.	Information provided			12/21/2022			A	1	XXXX	XXXX	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000085198	XXXX	7069893	590	XXXX	Credit	Note		Note - Compliance \ Note - All trustees must sign individually and as trustee		Borrower (XXX) did not sign the Note individually nor as Trustee of the XXX. Provide corrected Note with XXX signing Individually and as Trustee of the XXX.	XXX resigned as Trustee, leaving XXX as the sole Trustee of her Trust. Documentation rec'd		Reviewer 12/21/2022 05:24 PM; This has been escalated for review.	12/27/2022			A	1	XXXX	XXXX	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	6000085198	XXXX	7069894	824	XXXX	Credit	Title Policy		Title Policy - is missing. Final ALTA title policy required.		Please provide confirmation from the Title Company that the final Title Policy will be vested in XXX Keeper, Trustee of the XXX Trust dated XXX. (revision from preliminary title stating vesting would be in XXX and XXX Keeper, Trusttees of the XXX Trust dated XXX.)	Information provided			12/27/2022			A	1	XXXX	XXXX	3	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	4000009486	XXXX	7069900	434	XXXX	Credit	UW Assets		UW Assets - UW - Shorts Funds for Reserves		File is short total reserves required. The required reserves were $XXX. Only $XXX was eligible to be used to meet the reserve requirement, leaving a shortage of $XXX. Secured borrowed funds or assets held solely in a non-borrowing spouse’s name cannot be used to meet the reserve requirement.	Documentation in file sufficient.		Reviewer 01/04/2023 11:08 AM; Received the LOE from Spouse giving access to borrower, XXX, for funds in XXX #XXX. The account appears to be only in spouse's name (XXX). In order for borrower to use these funds, provide gift letter from Isabella or provide evidence that borrower, Lere, is a joint owner of that account. Client 01/04/2023 11:57 AM; Per guidelines, Gift funds from a spouse can be used at underwriter discretion without a gift letter; however, must source funds from spouse. Documentation in file sufficient. Thanks. Reviewer 01/04/2023 02:43 PM; Documentation in file sufficient.	01/04/2023			A	1	XXXX	XXXX	3	1		A	C	A		N/A	A	A		Exempt	1
XXXX	4000009484	XXXX	7069903	897	XXXX	Compliance	Compliance		Compliance - TRID CD- Other		Please provide a clearer, legible copy of the Closing CD dated XXX. The entire image is blurry, however, page 2 is not legible at all and is needed for reporting and testing.	Information provided			12/29/2022			A	1	XXXX	XXXX	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000009484	XXXX	7069904	389	XXXX	Credit	UW Credit		UW Credit - UW - Fraud Alert documentation		Provide letter of explanation for the address discrepancy alert on the credit report.	Addressed on the Loan Underwriting Analysis		Client 12/30/2022 11:00 AM; Hi, updated UW analysis addresses the clerical error with the address in the credit section. Please escalate or clear. Thanks! Reviewer 12/30/2022 11:18 AM; Deficiency previously cleared, clearing escalation only.	12/30/2022			A	1	XXXX	XXXX	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000009484	XXXX	7069905	336	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Provide dated Self-Employed Questionnaire for the borrower.	received		Client 12/28/2022 05:28 PM; CPA letter validates information on SEQ. Thanks. Reviewer 12/29/2022 06:39 AM; Condition has been cleared Thank you	12/28/2022			A	1	XXXX	XXXX	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000009484	XXXX	7069906	1068	XXXX	Credit	UW Other		UW Other - Fraud Alert was not addressed		Provide verification of borrower’s SSN as listed as a high alert on the fraud report.	SS card was provided which satisfies the Alert		Reviewer 12/28/2022 10:20 PM; received copy of borrower's SS card. Provide validation from the Social Security Administration. Client 12/29/2022 02:14 PM; Documentation sufficient. We only get validation from the SSA if the borrower is not able to provide a copy of their card. Borrower provided SS card uploaded to file. Thanks. Reviewer 12/29/2022 02:28 PM; Condition has been cleared Thank you	12/29/2022			A	1	XXXX	XXXX	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000009497	XXXX	7069909	339	XXXX	Credit	UW Other		UW Other - UW - Data Input Error		Provide updated 1003 to revise the REO section for subject property from Sold to Retained.	received			12/28/2022			A	1	XXXX	XXXX	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	4000009499	XXXX	7069910	884	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			12/29/2022			A	1	XXXX	XXXX	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	4000009499	XXXX	7069911	895	XXXX	Compliance	Compliance		Compliance - TRID CD- Need proof CD was received 3 days prior to consummation		Please provide the initial CD issued and received 3 days prior to consummation	Information provided			12/28/2022			A	1	XXXX	XXXX	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	4000009499	XXXX	7069912	898	XXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		0% Tolerance exceeded by $XXX due to the increase in Origination with no valid COC, please provide proof of refund, LOX and PCCD reflecting the cure within 60 days of consummation	borrower using gift equity that was not anticipated at the beginning of the life of the loan. This result in points to LMC for the origination fee. broker fee adjusted also on XXX due to goe		Reviewer 12/28/2022 02:22 PM; COC uploaded does not provide enough detail for the increase in origination fee. "Revisions requested by consumer" is not enough to validate the increase. Client 12/28/2022 04:27 PM; Hi, please see COC's that address borrower using gift equity that was not anticipated at the beginning of the life of the loan. This result in points to LMC for the origination fee. Thank you. Reviewer 12/29/2022 06:35 AM; Reviewer 12/29/2022 10:34 AM; Hello, This has been cleared. Thank you	12/29/2022			A	1	XXXX	XXXX	1	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXX	4000009871	XXXX	7069914	330	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Borrower has a possible mortgage forbearance/deferment with XXX/XXX #XXXX - the credit report reflects "Affected by Natural Disaster". Documentation verifying status and terms or verifying the account meets guidelines is missing from the file.	Mortgage loan statement in file dated 12/12/22 no late fees		Client 01/11/2023 01:07 PM; Account last reported on credit report 10/22. Mortgage loan statement in file dated 12/12/22. Current terms for account in file. Thanks. Reviewer 01/11/2023 02:10 PM; Condition has been cleared Thank you	01/11/2023			A	1	XXXX	XXXX	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1